Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Redeemable Class A Ordinary Shares [Member]
Numerator:
Allocation of net loss	$ (348,235)	$ (673,430)	$ (875,076)	$ (1,314,114)	$ (2,209,256)	$ (469,643)
Accretion of Class A ordinary shares subject to possible redemption to redemption value	722,856	1,303,304	1,472,209	2,697,208	4,411,012	1,249,259
Allocation of net income (loss)	$ 374,621	$ 629,874	$ 597,133	$ 1,383,094	$ 2,201,756	$ 779,616
Denominator:
Basic weighted average shares outstanding (in Shares)	2,930,233	5,750,000	2,930,233	5,750,000	5,039,264	1,387,978
Diluted weighted average shares outstanding (in Shares)	2,930,233	5,750,000	2,930,233	5,750,000	5,039,264	1,387,978
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.13	$ 0.11	$ 0.2	$ 0.24	$ 0.44	$ 0.56
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.13	$ 0.11	$ 0.2	$ 0.24	$ 0.44	$ 0.56
Non-Redeemable Class A and Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss	$ (225,265)	$ (221,998)	$ (566,066)	$ (433,200)	$ (831,003)	$ (523,895)
Accretion of Class A ordinary shares subject to possible redemption to redemption value
Allocation of net income (loss)	$ (225,265)	$ (221,998)	$ (566,066)	$ (433,200)	$ (831,003)	$ (523,895)
Denominator:
Basic weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Diluted weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.12)	$ (0.12)	$ (0.3)	$ (0.23)	$ (0.44)	$ (0.34)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.12)	$ (0.12)	$ (0.3)	$ (0.23)	$ (0.44)	$ (0.34)